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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Temasek Holdings (Private) Limited
Address:  60B Orchard Road #06-18 Tower 2
          The Atrium@Orchard, Singapore
          238891, Singapore

Form 13F File Number: 28-13088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Chia Yue Joo Lena
Title:  Managing Director,
        Legal & Regulations
Phone:  +65 6828 6968

Signature, Place, and Date of Signing:

/s/ Chia Yue Joo Lena                    Singapore            July 2, 2008
-------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       8
Form 13F Information Table Entry Total:  18
Form 13F Information Table Value Total:  7,544,493
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number Name
---  -------------------- -----------------------------------------
1    28-13089             Allamanda Investments Pte Ltd

2    28-13102             Fullerton Financial Holdings Pte Ltd

3    28-13103             Fullerton Management Pte Ltd

4    28-13096             Baytree Investments (Mauritius) Pte Ltd

5    28-13095             Seletar Investments Pte Ltd

6    28-13090             Temasek Capital (Private) Limited

7    28-13101             Clover Investments (Mauritius) Pte Ltd

8    28-13099             Centaura Investments (Mauritius) Pte Ltd

                                      2

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                          FORM 13F INFORMATION TABLE

COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6      COLUMN 7           COLUMN 8
--------               -------------- --------- --------- ------------------- ------------- ------------- ----------------------
                                                                                                             VOTING AUTHORITY
                                                 VALUE     SHRS OR   SH/ PUT/  INVESTMENT      OTHER      ----------------------
NAME OF ISSUER         TITLE OF CLASS  CUSIP    (X$1000)   PRN AMT   PRN CALL  DISCRETION     MANAGERS       SOLE    SHARED NONE
--------------         -------------- --------- --------- ---------- --- ---- ------------- ------------- ---------- ------ ----
BLACKSTONE GROUP L P   COM UNIT LTD   09253U108    33,195  1,500,000 SH       Share-defined       6        1,500,000
CITRIX SYS INC         COM            177376100       601     15,813 SH       Share-defined                   15,813
CYCLACEL
PHARMACEUTICALS INC    COM            23254L108     2,080    379,500 SH       Share-defined       3          379,500
EQUINIX INC            COM NEW        29444U502   434,601  4,300,000 SH       Share-defined                4,300,000
GLOBAL CROSSING LTD    COM            G3921A175 1,044,645 47,376,161 SH       Share-defined               47,376,161
HOME INNS & HOTELS
MGMT INC               SPON ADR       43713W107     1,460     41,000 SH       Share-defined                   41,000
ICICI BK LTD           ADR            45104G104   235,236  3,824,982 SH       Share-defined  1, 2 and 3    3,824,982
MERRILL LYNCH & CO INC COM            590188108 4,920,667 91,666,666 SH       Share-defined  3, 7 and 8   91,666,666
MYLAN INC              COM            628530107    49,554  3,524,467 SH       Share-defined 3, 4, 5 and 6  3,524,467
NORTHSTAR
NEUROSCIENCE INC       COM            66704V101       117     12,605 SH       Share-defined                   12,605
NUANCE COMMUNICATIONS
INC                    COM            67020Y100       222     11,895 SH       Share-defined                   11,895
REPLIDYNE INC          COM            76028W107     1,354    436,700 SH       Share-defined       3          436,700
SPDR TR                UNIT SER 1     78462F103    55,624    380,436 SH       Share-defined                  380,436
STATS CHIPPAC LTD      SPONSORED ADR  85771T104   399,525 36,993,067 SH       Share-defined               36,993,067
TENARIS S A            SPONSORED ADR  88031M109    88,200  1,971,824 SH       Share-defined  4, 5 and 6    1,971,824
VICAL INC              COM            925602104    21,165  4,980,079 SH       Share-defined       3        4,980,079
WNS HOLDINGS LTD       SPON ADR       92932M101       171     10,431 SH       Share-defined  4, 5 and 6       10,431
YINGLI GREEN ENERGY
HLDG CO LTD            ADR            98584B103   256,076  6,616,959 SH       Share-defined  4, 5 and 6    6,616,959
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